Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Contingent Consideration in Connection with Acquisition of Clickpro

The Group’s financial instrument measured at fair value on a recurring basis is related to the contingent consideration in connection with the acquisition of Clickpro, as presented in the following table (note 3).

	Liabilities at carrying values	Total fair value	Active market for identical liabilities (Level 1)	Other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

As of December 31, 2012
Liabilities-Contingent acquisition consideration payable	2,708	2,708	—	—	2,708

	Liabilities at carrying values	Total fair value	Active market for identical liabilities (Level 1)	Other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

As of December 31, 2013
Liabilities-Contingent acquisition consideration payable	$2,266	$2,266	—	—	$2,266